SHARE CAPITAL (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Outstanding - beginning of year	1,934,100
Outstanding - beginning of year (in CAD per share)	$ 3.89
Issued	2,407,304	1,934,100
Issued (in CAD per share)	$ 6.64	$ 3.89
Forfeited	(9,379)
Forfeited (in CAD per share)	$ 4.50
Exercised	(1,924,721)
Exercised (in CAD per share)	$ 3.89
Outstanding - end of year	2,407,304	1,934,100
Outstanding - end of year (in CAD per share)	$ 6.64	$ 3.89